Business Combinations (Tables)	12 Months Ended
Jun. 30, 2014
BUSINESS COMBINATIONS [Abstract]
Schedule of allocation of consideration of assets acquired and liabilities assumed

As of June 20, 2014
RMB
Total consideration	96,804

Cash and cash equivalents	34,249
Prepayments and other current assets	6,837
Property and equipment, net	1,515
Other tangible assets acquired	861
Identifiable intangible assets – brand name	16,500
Identifiable intangible assets – customer relationship	156
Goodwill	62,548

Total assets acquired	122,666
Salaries and welfare payable	(4,142)
Taxes payable	(2,132)
Deferred tax liability	(6,680)
Other liabilities acquired	(356)
Deferred revenues - current	(23,964)
Noncontrolling interest	(9,639)
Deemed dividend to SEEK	21,051

Total	96,804